Consolidated Balance Sheets - USD ($)	Mar. 31, 2026	Mar. 31, 2025
CURRENT ASSETS:
Cash and cash equivalents	$ 170,572	$ 176,229,874
Accounts receivable, net	1,281,065	954,200
Prepayments and other assets	12,229,837	6,809,198
Inventories	200,135	190,242
Loan receivables		11,941,378
Advances for capital expenditures	175,664,545
TOTAL CURRENT ASSETS	189,546,154	196,124,892
NON-CURRENT ASSETS
Property and equipment, net	12,015	16,148
Intangible assets, net	58,319	7,880,154
Right of use assets	16,897	98,396
Goodwill		10,833,735
TOTAL NON-CURRENT ASSETS	87,231	18,828,433
TOTAL ASSETS	189,633,385	214,953,325
CURRENT LIABILITIES:
Accrued expenses and other current liabilities	1,834,929	1,521,938
Contract liabilities	4,407,134	10,217,048
Taxes payable	93,284	33,863
Loan from third party	350,527
Operating lease liabilities-current	22,567	40,058
Amount due to related parties	2,000,000	2,000,000
TOTAL CURRENT LIABILITIES	8,708,441	13,812,907
NON-CURRENT LIABILITIES
Operating lease liabilities-non-current	2,565	41,679
Deferred tax liabilities		1,947,603
TOTAL NON-CURRENT LIABILITIES	2,565	1,989,282
TOTAL LIABILITIES	8,711,006	15,802,189
COMMITMENTS AND CONTINGENCIES (Note 24)
SHAREHOLDERS’ EQUITY:
Additional paid-in capital	405,525,513	405,616,966
Treasury stock (1,165,883 shares as of March 31, 2026 and 2025, respectively)	(3,988,370)	(3,988,370)
Accumulated deficit	(217,575,362)	(198,903,752)
Accumulated other comprehensive loss	(3,284,297)	(3,771,374)
TOTAL SHAREHOLDERS’ EQUITY	180,934,612	199,119,145
Non-controlling interest	(12,233)	31,991
TOTAL EQUITY	180,922,379	199,151,136
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	189,633,385	214,953,325
Class A Ordinary Share
SHAREHOLDERS’ EQUITY:
Common stock value	256,330	164,877
Class B Ordinary Share
SHAREHOLDERS’ EQUITY:
Common stock value	$ 798	$ 798